Net Revenues (Tables)	12 Months Ended
Aug. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of net revenues
4.	Net revenues

	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Artificial intelligent education service	-	-	12,194	1,770
Artificial intelligent universe IAAS service	-	-	2,411	350
	-	-	14,605	2,120